Equity - Restricted Share Units (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units [Roll Forward]
Beginning balance at (in shares)	1,002,080	966,220
RSUs Granted (in shares)	2,996,387	567,693
RSU performance factor adjustment (in shares)		(29,004)
RSUs Exercised (in shares)	(279,668)	(460,681)
RSUs Forfeited (in shares)	(577,353)	(42,148)
Ending balance at (in shares)	3,141,446	1,002,080